Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies Disclosure Abstract
Commitments and Contingencies

(11) Commitments and Contingencies

The Bank is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet. The contract amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

The exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

In most cases, the Bank requires collateral or other security to support financial instruments with credit risk.

(Dollars in thousands)
	Contractual Amount
	2023	2022
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$367,482	382,699

Standby letters of credit	$3,721	4,352

Commitments to extend credit are conditional agreements to lend to a customer. Commitments generally have fixed expiration dates and because they may expire without being drawn upon, the total commitment amount of $371.2 million does not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Bank to pay a third party on behalf of a customer. Those letters of credit are primarily issued to businesses in the Bank’s delineated market area. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds real estate, equipment, automobiles and customer deposits as collateral supporting those commitments for which collateral is deemed necessary.

In the normal course of business, the Company is a party (both as plaintiff and defendant) to lawsuits. In the opinion of management and counsel, none of these cases should have a material adverse effect on the financial position of the Company.

The Company and the Bank have entered into employment agreements with certain key employees. The agreements, among other things, include salary, bonus, incentive compensation, and change in control provisions.

The Company has $90.5 million available for the purchase of overnight federal funds from four correspondent financial institutions as of December 31, 2023.

At December 31, 2017, the Bank committed to invest $3.0 million in an income tax credit partnership owning and developing two multifamily housing developments in Charlotte, North Carolina, with $1.5 million allocated to each property. As of December 31, 2023, the Bank had an unfunded commitment of $27,000. At December 31, 2023, the Bank had $1.9 million in unfunded commitments for SBA Small Business Investment Company (“SBIC”) investments.